Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	psf3_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 and September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Portfolio summaries section

Comstock Portfolio – The following is added to the Principal investment strategies subsection as the second and third paragraphs:

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and those in emerging market countries.

The manager may use foreign currency forwards, which are sold to hedge against currency fluctuations.

In addition, the following is added to the Principal risks subsection:

▪	Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.

▪	Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

▪	Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

▪	Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

▪	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.
▪	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the portfolio's principal amount invested. Leverage can magnify the portfolio's gains and losses and therefore increase its volatility.

▪	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Large-Cap Growth Portfolio

Effective January 1, 2013, the following replaces the disclosure in the Principal investment strategies subsection:

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization companies included in the portfolio's applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio's current benchmark index is the Russell 1000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Growth Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio's investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Further, effective January 1, 2013, the Active Management Risk and Small Number of Holdings Risk are deleted from the Principal risks subsection and the following is added:

▪	Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio's benchmark index due to imperfect correlation between the portfolio's investments and the index.

Comstock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf3_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 and September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Portfolio summaries section

Comstock Portfolio – The following is added to the Principal investment strategies subsection as the second and third paragraphs:

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and those in emerging market countries.

The manager may use foreign currency forwards, which are sold to hedge against currency fluctuations.

In addition, the following is added to the Principal risks subsection:

▪	Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.

▪	Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

▪	Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

▪	Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

▪	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.
▪	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the portfolio's principal amount invested. Leverage can magnify the portfolio's gains and losses and therefore increase its volatility.

▪	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and those in emerging market countries.

The manager may use foreign currency forwards, which are sold to hedge against currency fluctuations.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
▪	Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.

▪	Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

▪	Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

▪	Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

▪	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.
▪	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the portfolio's principal amount invested. Leverage can magnify the portfolio's gains and losses and therefore increase its volatility.

▪	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Large-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf3_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

Large-Cap Growth Portfolio

Effective January 1, 2013, the following replaces the disclosure in the Principal investment strategies subsection:

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization companies included in the portfolio's applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio's current benchmark index is the Russell 1000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Growth Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio's investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Further, effective January 1, 2013, the Active Management Risk and Small Number of Holdings Risk are deleted from the Principal risks subsection and the following is added:

▪	Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio's benchmark index due to imperfect correlation between the portfolio's investments and the index.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization companies included in the portfolio's applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio's current benchmark index is the Russell 1000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Growth Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio's investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
▪	Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio's benchmark index due to imperfect correlation between the portfolio's investments and the index.